Schedule of Revenue by Major Source (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total	¥ 675,561	¥ 693,104	¥ 83,597
Sales of Software [Member]
Disaggregation of Revenue [Line Items]
Total	150,971	75,125	15,481
Consulting and Support Services [Member]
Disaggregation of Revenue [Line Items]
Total	524,590	617,979	12,156
Advertising Services [Member]
Disaggregation of Revenue [Line Items]
Total			39,960
Outsourcing Services [Member]
Disaggregation of Revenue [Line Items]
Total			¥ 16,000